UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22212

CALVERT SAGE FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Twelve months ended September 30, 2011

Item 1.  Report to Stockholders.

INFORMATION REGARDING CALVERT OPERATING COMPANY

NAME CHANGES

Effective on April 30, 2011, the following Calvert operating companies changed their names as indicated:

Old Name	New Name	Company Description

Calvert Group, Ltd.	Calvert Investments, Inc.	Corporate parent of each
operating company listed
below

Calvert Asset Management	Calvert Investment	Investment advisor to the
Company, Inc.	Management, Inc.	Calvert Funds

Calvert Distributors, Inc.	Calvert Investment Distributors,	Principal underwriter
	Inc.	and distributor for the
Calvert Funds

Calvert Administrative	Calvert Investment	Administrative services
Services Company	Administrative Services, Inc.	provider for the Calvert
Funds

Calvert Shareholder	Calvert Investment Services,	Shareholder servicing
Services, Inc.	Inc.	provider for the Calvert
Funds

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TABLE
OFCONTENTS

4	President’s Letter
7	SRI Update
8	Portfolio Management Discussion
13	Shareholder Expense Example
15	Report of Independent Registered Public Accounting Firm
16	Statement of Net Assets
20	Statement of Operations
21	Statements of Changes in Net Assets
23	Notes to Financial Statements
30	Financial Highlights
34	Explanation of Financial Tables
36	Proxy Voting and
Availability of Quarterly Portfolio Holdings
38	Trustee and Officer Information Table

Dear Shareholders:

After a strong finish to 2010 and start of the new year, the U.S. economy lost its footing in the summer of 2011. Hope for a second-half rebound gave way to concerns we were heading into another recession as consumer insecurity, a weak job market, the looming sovereign debt crisis in Europe, and uncertainty about the direction of U.S. and European policy weighed on economic growth and turned markets into a roller coaster.

The final months of the reporting period were particularly difficult for equities amid significant market volatility in the financial markets. After U.S. government debt lost its Standard & Poor’s triple A rating for the first time in history, already anxious investors flocked to the relative safety of cash and Treasuries, despite very low short-term yields. In the end, third-quarter market turmoil more than erased stock market gains made through the first six months of 2011. In fact, the -13.87% third-quarter return for the Standard & Poor’s 500 Index was the biggest quarterly drop for that index since the financial meltdown in the fourth quarter of 2008.

The 2008-2009 Financial Crisis -- Where Are We Now?

There have been many media comparisons to the third quarter of 2008 recently, so I think it’s worth noting some key differences. Despite third-quarter events, equity markets are still generally ahead of where they were in the depths of the financial crisis, as the S&P 500 Index and Russell Mid-Cap Index returned an annualized 1.23% and 3.96% for the three-year period ended September 30, 2011. Also, unlike 2008, the stock market seems to be rebounding quickly, having regained much of the lost ground in the first two weeks of October.

While still high, the unemployment rate has decreased a full percentage point from its recession peak. And in a direct month-to-month comparison, the United States added 103,000 jobs in September 2011 (58,000 if you exclude the return of striking Verizon workers) versus losing 434,000 jobs in September 2008.1 In housing, builder confidence in the current market for new single-family homes as measured by the National Association of Home Builders/Wells Fargo Housing Market Index (HMI) rose four points to 18 for October 2011--a sign that pockets of recovery in housing may be starting to emerge across the country. The HMI index is also four points higher than it was in October 2008.

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Energy prices have fallen, too--after soaring to $150 a barrel, crude oil hovered around $80 a barrel at the end of September 2011. While prices at the pump did not decrease proportionately, they are lower, which is good for consumers’ wallets and oil-dependent industries. In fact, reports show retail sales have notched up in recent weeks--a sign that consumers are starting to spend a bit more freely now. And although household debt still exceeds consumers’ after-tax income, it fell 12% between its record high in September 2007 and June of this year.2 The bottom line is that economic recovery may continue to be more two-steps-forward-one-step-back rather than the straight line progress we’d all prefer, but the recovery is happening. In the meantime, the expertise of your Calvert fund managers will help guide your investments through the ups and downs that may lie ahead.

Board Diversity and Company Competitiveness

As always, we filed several shareholder resolutions this year asking companies to consider diverse candidates during their board selection. Most were successfully withdrawn after the companies agreed to add specific considerations of race, gender and ethnicity to their selection process. However, Urban Outfitters was one of two companies that opposed the resolution that we filed.

Unlike its five biggest apparel-industry competitors, Urban Outfitters doesn’t have any women or minorities on its board. This is particularly disconcerting since 53% of its North American net retail store sales in fiscal 2011 came from its Anthropologie and Free People stores for women. Of course, the Urban Outfitters flagship store heavily caters to women too. Smart companies understand the importance of having management that reflects their target audiences and Urban Outfitters is certainly missing the mark.

We pressed on and 22% of shareholders voted in favor of the resolution. The battle received a good deal of attention in the press, although it remains to be seen if the company will heed the call of its shareholders.

Your Financial Advisor Is Always Available

It’s easy to be a long-term investor when markets are strong. The challenge is to remain one when markets are going through a protracted period of uncertainty. While it may take longer than we’d like, markets have always recovered in the past and I am confident they will do so again. These cycles are simply the nature of the market.

In times like these, it’s best to stay the course, maintaining a well-diversified mix of U.S. and international stocks, bonds, and cash appropriate for your goals and risk tolerance.

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However, if you think your financial needs or risk tolerance have changed, your financial advisor is always available to discuss your concerns.

We also invite you to visit our website, www.calvert.com, for fund information, portfolio updates, and commentary from Calvert professionals. As always, we thank you for entrusting your investments to Calvert.

Barbara J. Krumsiek
President and CEO
Calvert Investments, Inc.

October 2011

1 Bureau of Labor Statistics

2 Center for American Progress, Economic Snapshot for September 2011

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As always, Calvert continues to work hard to ensure you have a say in the responsible management of environmental, social, and gover- nance (ESG) factors for the companies in which we invest. Below are highlights of our engagement activities during the reporting period.

This year, we targeted 13 companies for intensive or “enhanced engagement.” Each of these companies has at least three key issues we focus on where we hope to advance the company and its industry in meaningful ways. At the close of the year, we have had many successes and only a few setbacks. We have had more than 20 in-person meetings and sent more than 70 letters and emails. As of June 30, we had achieved progress on three or more objectives with six companies and at least one objective with the remaining seven firms. For more detail on the companies and issues, please visit www.calvert.com/sri-sage.html.

Two shareholder resolutions were co-filed for the 2011 proxy season. One with JPMorgan Chase regarding loan servicing was supported by 7% of shareholders. The other, with IBM, to require disclosure of the company’s political contributions, received support from 32% of voting shareholders.

Indigenous Peoples’ Rights

ConocoPhillips recently announced that it has aligned its policies with the United Nations Declaration on the Rights of Indigenous Peoples (UNDRIP)—a non-legally binding human rights instrument that affirms universal minimum standards for the survival, dignity, and well-being of all indigenous peoples. Calvert has strongly and consistently supported UNDRIP through shareholder engagement and advocacy with the U.S. State Department—the United States was the last major country to endorse the declaration in December 2010.

ConocoPhillips’ disclosure is a noteworthy stride forward for both the company and its industry. Oil and gas companies are increasingly moving into areas inhabited by or key to the livelihood of indigenous peoples. We believe companies that respect and seek to cooperate with these communities can reduce the risk of delays and reputation damage while creating a mutually beneficial relationship. Calvert will continue to engage with ConocoPhillips to monitor the alignment of the company’s policies and programs with the declaration.

As of September 30, 2011, the following companies represent the following percentages of Fund net assets: JPMorganChase 1.88%, IBM 1.99%, and ConocoPhillips 2.36%. All holdings are subject to change without notice.

www.calvert.com CALVERT LARGE CAP VALUE FUND ANNUAL REPORT 7

	CALVERT LARGE CAP VALUE FUND September 30, 2011 Investment performance (total return at NAV*)
		6 months	12 months
		ended	ended
		9/30/11	9/30/11
	Class A	-16.44%	-3.78%
	Class C	-16.92%	-4.85%
	Class Y	-16.33%	-3.55%
	Russell 1000 Value Index	-16.62%	-1.89%
For the 12-month period ended September 30, 2011, Calvert Large Cap Value Fund’s Class A Shares (at NAV) returned -3.78% versus the -1.89% return of the Russell 1000 Value Index. Performance in the Technology, Financial, and Utilities sectors caused the underperformance.	Lipper Large-Cap Value Funds Average	-17.48%	-3.54%

		% of Total
	Economic Sectors	Investments
	Consumer Discretionary		7.4%
	Consumer Staples		10.3%
	Energy		13.0%
	Financials		19.4%
	Health Care		12.1%
Investment Climate	Industrials		9.3%
	Information Technology		9.8%
The last 12 months witnessed a fitful attempt to build on an economic recov- ery. One obvious sign the economy hasn’t rebounded strongly is unemployment remaining stubbornly over 9%. Gross domestic product (GDP) growth has stalled to a barely perceptible positive rate while the well in excess of 3%--especially after such a prolonged slowdown. The combination of high unemployment and low economic growth collided as Congress struggled to pass yet another debt ceiling increase this past July and the White House also began scram- bling to increase employment and economic growth.	Materials		4.1%
	Telecommunication Services		6.6%
	Time Deposit		2.8%
	Utilities		5.2%
	Total		100%

	Ten Largest		% of Net
	Stock Holdings		Assets
	AT&T, Inc.		2.8%
	Procter & Gamble Co.		2.7%
	Exelon Corp.		2.7%
	CVS Caremark Corp.		2.7%
	Merck & Co., Inc.		2.7%
	Tyco International Ltd.		2.6%
	Time Warner, Inc.		2.6%
	General Electric Co.		2.5%
	Pfizer, Inc.		2.5%
	Duke Energy Corp.		2.5%
*Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charge.	Total		26.3%

www.calvert.com CALVERT LARGE CAP VALUE FUND ANNUAL REPORT 8

The eurozone crisis continued to unfold, weighed down by struggling peripheral economies. Although leaders attempted to assure investors that the proposed long-term solutions to the debt crisis were viable, the fear of contagion intensified. Germany and France braced for a Greek default by taking steps to insulate their financial institutions from large losses. While we don’t see a high probability of a Greek default driving the U.S. into recession, the possibility still seemed to drive market sentiment.

While it seemed the economy was recovering with commodity prices rising during the past year, the emerging market economies of China, Australia, Brazil, and India actually raised interest rates to forestall a potential overheating. At the same time, the tsunami in Japan and turmoil in the Middle East (Tunisia, Egypt, and Libya) sparked fears of an energy supply reduction and higher prices.

Portfolio Strategy

Overall, as the markets swayed from fears of a new recession to an imminent rebound, we used the volatility to reduce holdings during rallies and increase positions during sell-offs. PNC Financial was added as it is a high-quality financial institution with a solid yield that we expect to rebound as Financials recover. However, Bank of New York Mellon was sold as it seemed tighter regulations would make its foreign currency trading much less profitable.

Walgreens, Discover Financial, and Travelers Insurance were eliminated after their values rebounded. But after a subsequent decline, we repurchased Travelers as it sold again at a nice discount to book value. We also sold Motorola Mobility after Google offered to acquire the company for cash at a substantial premium.

Detractors from performance

The fund’s top three detractors from performance were the Technology, Financial, and Utilities sectors. Technology hurt the most, particularly Cisco Systems, Nokia, and Hewlett-Packard. However, Nokia was sold early in the year, which helped avert much bigger losses. The Fund also lacked exposure to outperforming semiconductor stocks.

The Fund had an underweight to Financials, which was the worst-performing sector in the Index. But results were dampened by poor sub-sector allocation such as an overweight in capital markets with underperformers Morgan Stanley and AllianceBernstein. No exposure to real estate investment trusts (REITs) and poor stock selection in insurance with Hartford Financial Services and MetLife also hurt.

In fact, six of our 10 worst performers were from Financials. However, we added to our allocation as valuations became more compelling during the second part of the period.

An underweight to outperforming Utilities also hampered performance, as did a lack of exposure to multi-utilities and gas utilities. However, this was partially offset by an overweight in electric utilities, with Duke Energy a top contributor to returns.

www.calvert.com CALVERT LARGE CAP VALUE FUND ANNUAL REPORT 9

Growth of $10,000

The graph below shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods. The results shown are for Class A and Y shares and reflect the deduction of the maximum front-end Class A sales charge of 4.75%, and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge. The value of an investment in a different share class would be different.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.99%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

www.calvert.com CALVERT LARGE CAP VALUE FUND ANNUAL REPORT 11 securities.

We believe the equity market revival, economic recovery and rising interest rates may begin to attract investors to the stock market again, which would finally produce much-needed additional demand. As equity investors, we will remain diversified among sectors, investing with the expectations of returning cost inflation and rising interest rates while staying fully invested to benefit from strengthening economic recovery.

October 2011

The following companies represented the following percentages of Fund net assets as of September 30, 2011: PNC Financial 1.02%, Bank of New York Mellon 0%, Walgreens 0%, Discover Financial 0%, Travelers Insurance 0.52%, Motorola Mobility 0%, Google 1.34%, Cisco 1.35%, Nokia 0%, Hewlett-Packard 1.11%, Morgan Stanley 1.59%, AllianceBernstein 0.73%, Hartford 1.76%, MetLife 1.67%, Duke Energy 2.47%, Wal-Mart 2.24%, CVS Caremark 2.69%, Coca-Cola 0.50% , Unilever 2.11%, GlaxoSmithKline 2.30%, Merck 2.67%, Covidien 1.22%, CBS 0.94%, News Corporation 1.67% and Sony 1.17%. Holdings are subject to change without notice.

www.calvert.com CALVERT LARGE CAP VALUE FUND ANNUAL REPORT 12

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 to September 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

www.calvert.com CALVERT LARGE CAP VALUE FUND ANNUAL REPORT 13

	BEGINNING	ENDING ACCOUNT	EXPENSES PAID
	ACCOUNT VALUE	VALUE	DURING PERIOD*
	4/1/11	9/30/11	4/1/11 - 9/30/11

Class A
Actual	$1,000.00	$835.60	$5.66
Hypothetical	$1,000.00	$1,018.90	$6.23
(5% return per
year before expenses)

Class C
Actual	$1,000.00	$830.80	$10.79
Hypothetical	$1,000.00	$1,013.29	$11.86
(5% return per
year before expenses)

Class Y
Actual	$1,000.00	$836.70	$4.51
Hypothetical	$1,000.00	$1,020.16	$4.96
(5% return per
year before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 1.23%, 2.35%, and 0.98% for Class A, Class C and Class Y, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

www.calvert.com CALVERT LARGE CAP VALUE FUND ANNUAL REPORT 14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees of Calvert SAGE Fund and Shareholders of Calvert Large Cap Value Fund: We have audited the accompanying statement of net assets of the Calvert Large Cap Value Fund (the Fund), the sole series of Calvert SAGE Fund, as of September 30, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights for the periods presented through September 30, 2008 were audited by other auditors whose report thereon dated November 26, 2008, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2011, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Calvert Large Cap Value Fund as of September 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

November 28, 2011

www.calvert.com CALVERT LARGE CAP VALUE FUND ANNUAL REPORT 15

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2011

EQUITY SECURITIES - 97.0%	SHARES	VALUE
Beverages - 0.5%
Coca-Cola Co.	5,700	$385,092

Capital Markets - 4.1%
AllianceBernstein Holding LP*	41,200	562,380
Goldman Sachs Group, Inc.	6,413	606,349
Legg Mason, Inc.	30,300	779,013
Morgan Stanley	90,400	1,220,400
		3,168,142

Chemicals - 2.2%
Dow Chemical Co.	75,100	1,686,746

Commercial Banks - 4.9%
PNC Financial Services Group, Inc.	16,200	780,678
US Bancorp	62,900	1,480,666
Wells Fargo & Co	62,323	1,503,231
		3,764,575

Communications Equipment - 1.4%
Cisco Systems, Inc.	66,560	1,031,014

Computers & Peripherals - 1.1%
Hewlett-Packard Co.	37,800	848,610

Diversified Financial Services - 4.6%
Bank of America Corp.	150,692	922,235
CME Group, Inc.	4,700	1,158,080
JPMorgan Chase & Co.	47,864	1,441,664
		3,521,979

Diversified Telecommunication Services - 6.6%
AT&T, Inc.	73,990	2,110,195
Frontier Communications Corp.	213,922	1,307,063
Verizon Communications, Inc.	44,400	1,633,920
		5,051,178

Electric Utilities - 5.2%
Duke Energy Corp	94,748	1,894,013
Exelon Corp	49,100	2,092,151
		3,986,164

Electrical Equipment - 1.9%
Emerson Electric Co.	35,228	1,455,269

Electronic Equipment & Instruments - 1.7%
TE Connectivity Ltd	46,625	1,312,028

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EQUITY SECURITIES - CONT’D	SHARES	VALUE
Energy Equipment & Services - 1.6%
Diamond Offshore Drilling, Inc.	22,900	$1,253,546

Food & Staples Retailing - 4.9%
CVS Caremark Corp.	61,200	2,055,096
Wal-Mart Stores, Inc.	33,100	1,717,890
		3,772,986

Food Products - 2.1%
Unilever NV, NY Shares	51,200	1,612,288

Health Care Equipment & Supplies - 1.2%
Covidien plc	21,225	936,023

Health Care Providers & Services - 1.8%
WellPoint, Inc	20,700	1,351,296

Household Durables - 1.2%
Sony Corp. (ADR)	47,300	898,700

Household Products - 2.7%
Procter & Gamble Co	33,200	2,097,576

Industrial Conglomerates - 7.4%
3M Co.	23,945	1,719,011
General Electric Co	125,700	1,915,668
Tyco International Ltd	49,225	2,005,919
		5,640,598

Insurance - 5.7%
Berkshire Hathaway, Inc., Class B*	19,000	1,349,760
Hartford Financial Services Group, Inc	83,600	1,349,304
MetLife, Inc.	45,500	1,274,455
Travelers Co.’s, Inc.	8,100	394,713
		4,368,232

Internet Software & Services - 1.4%
Google, Inc.*	2,000	1,028,760

IT Services - 2.0%
International Business Machines Corp.	8,700	1,522,761

Media - 6.2%
CBS Corp., Class B	35,174	716,846
Comcast Corp	21,000	438,900
Gannett Co., Inc	36,550	348,321
News Corp., Class B	79,100	1,233,169
Time Warner, Inc.	66,807	2,002,206
		4,739,442

Metals & Mining - 1.9%
Newmont Mining Corp	23,400	1,471,860

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EQUITY SECURITIES - CONT’D	SHARES	VALUE
Oil, Gas & Consumable Fuels - 11.3%
ConocoPhillips	28,554	$1,808,039
Devon Energy Corp.	21,000	1,164,240
Exxon Mobil Corp	11,300	820,719
Marathon Oil Corp	45,000	971,100
Marathon Petroleum Corp	44,000	1,190,640
Royal Dutch Shell plc (ADR)	26,700	1,642,584
Spectra Energy Corp.	44,024	1,079,909
		8,677,231

Pharmaceuticals - 9.1%
GlaxoSmithKline plc (ADR)	42,707	1,763,372
Johnson & Johnson	19,665	1,252,857
Merck & Co., Inc.	62,500	2,044,375
Pfizer, Inc.	108,000	1,909,440
		6,970,044

Software - 2.3%
Microsoft Corp.	70,601	1,757,259

Total Equity Securities (Cost $89,295,346)		74,309,399

	PRINCIPAL
TIME DEPOSIT - 2.8%	AMOUNT
State Street Time Deposit, 0.113%, 10/3/11	$2,158,901	2,158,901

Total Time Deposit (Cost $2,158,901)		2,158,901

TOTAL INVESTMENTS (Cost $91,454,247) - 99.8%		76,468,300
Other assets and liabilities, net - 0.2%		177,536
NET ASSETS - 100%		$76,645,836

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NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 367,824 shares outstanding	$18,042,274
Class C: 27,905 shares outstanding	1,216,367
Class Y: 1,456,573 shares outstanding	82,544,875
Undistributed net investment income	1,005,353
Accumulated net realized gain (loss) on investments	(11,177,086)
Net unrealized appreciation (depreciation) on investments	(14,985,947)

NET ASSETS	$76,645,836

NET ASSET VALUE PER SHARE
Class A (based on net assets of $15,213,247)	$41.36
Class C (based on net assets of $1,150,773)	$41.24
Class Y (based on net assets of $60,281,816)	$41.39

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipt
LP: Limited Partnership

See notes to financial statements.

www.calvert.com CALVERT LARGE CAP VALUE FUND ANNUAL REPORT 19

STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2011

NET INVESTMENT INCOME
Investment Income:
Dividend income (net of foreign taxes withheld of $25,991)	$2,230,602
Interest income	780
Total investment income	2,231,382

Expenses:
Investment advisory fee	579,578
Transfer agency fees and expenses	56,670
Distribution Plan expenses:
Class A	35,839
Class C	10,272
Trustees’ fees and expenses	135,482
Administrative fees	178,332
Accounting fees	14,530
Custodian fees	22,529
Registration fees	45,886
Reports to shareholders	17,963
Professional fees	70,940
Miscellaneous	14,842
Total expenses	1,182,863
Reimbursement from Advisor:
Class A	(86,573)
Class C	(12,003)
Class Y	(158,390)
Fees paid indirectly	(2,160)
Net expenses	923,737

NET INVESTMENT INCOME	1,307,645

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	2,875,367
Changes in unrealized appreciation (depreciation)	(6,469,880)

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS	(3,594,513)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($2,286,868)

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Year ended	Year ended
	September 30,	September 30,
INCREASE (DECREASE) IN NET ASSETS	2011	2010
Operations:
Net investment income	$1,307,645	$1,220,955
Net realized gain (loss)	2,875,367	851,866
Change in unrealized appreciation (depreciation)	(6,469,880)	2,471,764

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,286,868)	4,544,585

Distributions to shareholders from:
Net investment income:
Class A shares	(113,849)	(69,566)
Class C shares	(560)	(498)
Class Y shares	(1,047,317)	(1,303,156)
Total distributions	(1,161,726)	(1,373,220)
Capital share transactions:
Shares sold:
Class A shares	8,965,234	6,734,939
Class C shares	748,656	502,570
Class Y shares	8,261,748	6,707,914
Reinvestment of distributions:
Class A shares	106,009	62,966
Class C shares	555	498
Class Y shares	1,045,236	1,303,071
Redemption fees:
Class A shares	549	516
Shares redeemed:
Class A shares	(3,073,014)	(2,270,570)
Class C shares	(145,679)	(39,818)
Class Y shares	(20,230,918)	(11,009,430)
Total capital share transactions	(4,321,624)	1,992,656

TOTAL INCRESASE (DECREASE) IN NET ASSETS	(7,770,218)	5,164,021

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Year ended	Year ended
	September 30,	September 30,
NET ASSETS	2011	2010
Beginning of year	$84,416,054	$79,252,033
End of year (including undistributed net investment income
of $1,005,353 and $862,598, respectively)	$76,645,836	$84,416,054

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	188,356	156,146
Class C shares	16,006	11,566
Class Y shares	174,485	156,871
Reinvestment of distributions:
Class A shares	2,252	1,466
Class C shares	12	11
Class Y shares	22,229	30,325
Shares redeemed:
Class A shares	(64,884)	(52,858)
Class C shares	(3,110)	(947)
Class Y shares	(424,546)	(256,062)
Total capital share activity	(89,200)	46,518

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Large Cap Value Fund (the “Fund”), the sole series of Calvert SAGE Fund, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized as a Maryland business trust on June 9, 2008. On November 28, 2008, the Fund sold 10,000 shares (“initial shares”) valued at $100,000, to Calvert Investment Management, Inc. The Fund began operations on December 12, 2008 and offers three separate classes of shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees. In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At September 30, 2011, no securities were fair valued in good faith under the direction of the Board of Trustees.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of

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the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Fund’s investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Short-term instruments of sufficient credit quality, with a maturity at issuance of 60 days or less, generally are valued at amortized cost, which approximates fair value; those for which quotations are not readily available are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

	VALUATION INPUTS
Investments In Securities	level 1	level 2	level 3	total
Equity securities*	$74,309,399	-	-	$74,309,399
Other debt obligations	-	$2,158,901	-	2,158,901
TOTAL	$74,309,399	$2,158,901	-	$76,468,300

* For further breakdown of equity securities by industry type, please refer to the Statement of Net Assets.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date, or in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net

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assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is accounted for as an addition to paid-in capital. It is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure

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Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers. For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used. In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement. ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) (formerly known as Calvert Asset Management Company, Inc.) is wholly-owned by Calvert Investments, Inc. (“Calvert”) (formerly known as Calvert Group, Ltd.), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly of .65% of the Fund’s average daily net assets. Under the terms of the agreement, $42,422 was payable at year end. In addition, $34,697 was payable at year end for operating expenses paid by the Advisor during September 2011.

The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2012. The contractual expense cap is 1.23% for Class A, 2.35% for Class C and .98% for Class Y. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense offset credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Investment Administrative Services, Inc. (“CIAS”) (formerly known as Calvert Administrative Services Company), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .20% for Classes A, C and Y based on their average daily net assets. Under the terms of the agreement, $13,053 was payable at year end.

Calvert Investment Distributors, Inc. (“CID”) (formerly known as Calvert Distributors, Inc.), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans that permit the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed .50%, and 1.00% annually of average daily net assets of each Class A and Class C, respectively. The amount actually paid by the Fund is an annualized fee, payable monthly of .25%, and 1.00% of the Fund’s average daily net assets of Class A and Class C, respectively. Class Y shares do not have Distribution Plan expenses. Under the terms of the agreement, $4,153 was payable at year end.

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CID received $23,410 as its portion of commissions charged on sales of the Fund’s Class A shares for the year ended September 30, 2011.

Calvert Investment Services, Inc. (“CIS”) (formerly known as Calvert Shareholder Services, Inc.), is the shareholder servicing agent for the Fund. For its services, CIS received a fee of $10,196 for the year ended September 30, 2011. Under the terms of the agreement, $947 was payable at year end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $14,000 for Trustees not serving on other Calvert Fund Boards, $10,000 for those serving on other Calvert Fund Boards. Committee chairs each receive an additional $2,500 annual retainer.

NOTE C — INVESTMENT ACTIVITY

During the year, cost of purchases and proceeds from sales of investments, other than short-term securities, were $21,589,607 and $25,197,322, respectively.

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE

30-Sep-18      ($10,969,797)

Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, the Fund will soon be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The tax character of dividends and distributions paid during the years ended September 30, 2011 and September 30, 2010 was as follows:

Distributions paid from:	2011	2010
Ordinary income	$1,161,726	$1,373,220
Total	$1,161,726	$1,373,220

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As of September 30, 2011, the tax basis components of distributable earnings/(accumulated losses) and the federal tax cost were as follows:

Unrealized appreciation	$4,020,534
Unrealized (depreciation)	(19,213,770)
Net unrealized appreciation/(depreciation)	($15,193,236)

Undistributed ordinary income	$1,005,353
Capital loss carryforward	($10,969,797)

Federal income tax cost of investments	$91,661,536

The differences between components of distributable earnings on a tax basis and the amounts reflected in the statement of net assets are primarily due to temporary book-tax differences that will reverse in a subsequent period. These book-tax differences are mainly due to wash sales and investments in partnerships.

Reclassifications, as shown in the table below, have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax law and regulations. These reclassifications are due to permanent book-tax differences and have no impact on net assets. The primary permanent differences causing such reclassification for the Fund are due to investments in partnerships and real estate investment trusts.

Undistributed net investment income	($3,164)
Accumulated net realized gain (loss)	17,493
Paid in capital	(14,329)

NOTE D — LINE OF CREDIT

A financing agreement is in place with all Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under this committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit during the year ended September 30, 2011.

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NOTE E – SUBSEQUENT EVENTS

In preparing the financial statements as of September 30, 2011, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

notIce to ShareholderS (unaudIted)

For the year ended September 30, 2011, in order to meet certain requirements of the Internal Revenue Code, the Fund designates 100% of the ordinary dividends paid during the year as qualified dividend income in accordance with Seciton 854 of the Internal Revenue Code. In addition, the Fund designates 100% of ordinary income dividends paid during the year as eligible for the coporate dividends received deduciton in accordance with Section 854 of the Internal Revenue Code.

Additional information will be provided to shareholders in January 2012 for use in preparing 2011 income tax returns.

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FINANCIAL HIGHLIGHTS

	Years ended
	September 30,	September 30,	September 30,
Class A Shares	2011 (z)	2010 (z)	2009 (z)
Net asset value, beginning	$43.38	$41.51	$46.85
Income from investment operations:
Net investment income	.61	.53	.68
Net realized and unrealized gain (loss)	(2.20)	1.75	(5.08)
Total from investment operations	(1.59)	2.28	(4.40)
Distributions from:
Net investment income	(.43)	(.41)	(.93)
Net realized gain	—	—	(.01)
Total distributions	(.43)	(.41)	(.94)
Total increase (decrease) in net asset value	(2.02)	1.87	(5.34)
Net asset value, ending	$41.36	$43.38	$41.51

Total return*	(3.78%)	5.50%	(8.91%)
Ratios to average net assets: A
Net investment income	1.30%	1.23%	1.97%
Total expenses	1.84%	1.99%	2.18%
Expenses before offsets	1.23%	1.23%	1.23%
Net expenses	1.23%	1.23%	1.23%
Portfolio turnover	25%	30%	31%
Net assets, ending (in thousands)	$15,213	$10,502	$5,701

		Years ended
		September 30,	September 30,
Class A Shares		2008	2007 (z)
Net asset value, beginning		$67.86	$63.25
Income from investment operations:
Net investment income		1.03	.75
Net realized and unrealized gain (loss)		(16.17)	8.24
Total from investment operations		(15.14)	8.99
Distributions from:
Net investment income		(.84)	(.87)
Net realized gain		(5.03)	(3.51)
Total distributions		(5.87)	(4.38)
Total increase (decrease) in net asset value		(21.01)	4.61
Net asset value, ending		$46.85	$67.86

Total return*		(24.05%)	14.58%
Ratios to average net assets: A
Net investment income		1.55%	1.13%
Total expenses		1.15%	1.16%
Expenses before offsets		1.15%	1.16%
Net expenses		1.15%	1.16%
Portfolio turnover		37%	51%
Net assets, ending (in thousands)		$4,554	$7,201

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

	Periods ended
	September 30,	September 30,	September 30,
Class C Shares	2011 (z)	2010 (z)	2009	(z)#
Net asset value, ending	$43.37	$41.61	$33.72
Income from investment operations:
Net investment income	.08	.06	.15
Net realized and unrealized gain (loss)	(2.18)	1.78	7.74
Total from investment operations	(2.10)	1.84	7.89
Distributions from:
Net investment income	(.03)	(.08)	**
Total distributions	(.03)	(.08)	**
Total increase (decrease) in net asset value	(2.13)	1.76	7.89
Net asset value, ending	$41.24	$43.37	$41.61

Total return*	(4.85%)	4.41%	23.41%
Ratios to average net assets: A
Net investment income	.18%	.14%	.58	% (a)
Total expenses	3.52%	5.09%	19.77	% (a)
Expenses before offsets	2.35%	2.35%	2.35	% (a)
Net expenses	2.35%	2.35%	2.35	% (a)
Portfolio turnover	25%	30%	20%
Net assets, ending (in thousands)	$1,151	$650	$182

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

	Years ended
	September 30,	September 30,	September 30,
Class Y Shares	2011 (z)	2010 (z)	2009 (z)
Net asset value, beginning	$43.50	$41.85	$47.32
Income from investment operations:
Net investment income	.71	.65	.81
Net realized and unrealized gain (loss)	(2.18)	1.76	(5.18)
Total from investment operations	(1.47)	2.41	(4.37)
Distributions from:
Net investment income	(.64)	(.76)	(1.09)
Net realized gain	—	—	(.01)
Total distributions	(.64)	(.76)	(1.10)
Total increase (decrease) in net asset value	(2.11)	1.65	(5.47)
Net asset value, ending	$41.39	$43.50	$41.85
Total return*	(3.55%)	5.77%	(8.70%)
Ratios to average net assets: A
Net investment income	1.52%	1.52%	2.32%
Total expenses	1.20%	1.17%	1.27%
Expenses before offsets	.98%	.98%	.98%
Net expenses	.98%	.98%	.98%
Portfolio turnover	25%	30%	31%
Net assets, ending (in thousands)	$60,282	$73,263	$73,369

		Years ended
		September 30,	September 30,
Class Y Shares		2008	2007 (z)
Net asset value, beginning		$68.56	$63.81
Income from investment operations:
Net investment income		1.05	.93
Net realized and unrealized gain (loss)		(16.22)	8.32
Total from investment operations		(15.17)	9.25
Distributions from:
Net investment income		(1.04)	(.99)
Net realized gain		(5.03)	(3.51)
Total distributions		(6.07)	(4.50)
Total increase (decrease) in net asset value		21.24	4.75
Net asset value, ending		$47.32	$68.56

Total return*		(23.89%)	14.88%
Ratios to average net assets: A
Net investment income		1.80%	1.38%
Total expenses		.90%	.91%
Expenses before offsets		.90%	.91%
Net expenses		.90%	.91%
Portfolio turnover		37%	51%
Net assets, ending (in thousands)		$82,922	$95,460

See notes to financial highlights.

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A	Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
#	From December 12, 2008, inception.
*	Total return is not annualized for periods less than one year and does not reflect deduction of any front- end or deferred sales charge.
**	Distribution was less than $.01 per share.
(a)	Annualized.
(z)	Per share figures are calculated using the Average Shares Method.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses

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incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

www.calvert.com CALVERT LARGE CAP VALUE FUND ANNUAL REPORT (UNAUDITED) 35

PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

www.calvert.com CALVERT LARGE CAP VALUE FUND ANNUAL REPORT (UNAUDITED) 36

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TRUSTEE AND OFFICER INFORMATION TABLE

(Not Applicable to Officers)

Position

Position

# of Calvert

Name &

with

Start

Principal Occupation

Portfolios

Other

Age

Fund

Date

During Last 5 Years

Overseen

Directorships

Independent Trustees

CARI DOMINGUEZ AGE: 62	Trustee	2008	Former Chair of the U.S. Equal Employment Opportunity Commission.	1	• Manpower, Inc. • Loma Linda University of Medicine
ALICE GRESHAM BULLOCK AGE: 61	Trustee	2008	Professor at Howard University School of Law. She is former Dean of Howard University School of Law and Deputy Director of the Association of American Law Schools.	17	None

M. CHARITO KRUVANT

AGE: 65	Trustee	2008	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	27	• Acacia Federal Savings Bank • Summit Foundation • WETA Public Broadcasting
CYNTHIA MILLIGAN AGE: 65	Trustee	2008	Dean Emeritus (as of May 2009), College of Business Administration, University of Nebraska, Lincoln. Formerly, she was the President and Chief Executive Officer for CMA, a consulting firm for financial institutions.	17	• Wells Fargo Company- NYSE • Gallup, Inc. • W.K. Kellogg Foundation • Raven Industries - NASDAQ • Colonial Williamsburg Foundation (Non-Profit) • Prison Fellowship Ministries (Non-Profit)

Anthony A. Williams  AGE: 60

	Trustee	2010	Executive Director of Global Government Practice at the Corporate Executive Board (since Jan. 2010); William H. Bloomberg Lecturer in Public Management at the Harvard Kennedy School (since 2009); Director of State and Municipal Practice at Arent Fox LLP (since 2009); Chief Executive Officer of Primum Public Realty Trust (2007-2008); Mayor of Washington D.C. (1999-2007).	11	• Freddie Mac • Meruelo Maddux Properties, Inc. • Weston Solutions, Inc. • Bipartisan Debt Reduction Task Force • Chesapeake Bay Foundation • Catholic University of America • Urban Institute
Interested Trustees
BARBARA J. KRUMSIEK AGE: 59

	Trustee, President & Chair	2008	President, Chief Executive Officer and Chair of Calvert Investments, Inc.	42	• Calvert Social Investment Foundation • Pepco Holdings, Inc. • Acacia Life Insurance Company (Chair) • Griffin Realty Corp.

Position

Position

Principal Occupation

During Last 5 Years

Name &

with

Start

Age

Fund

Date

Officers
KAREN BECKER Age: 58	Chief Compliance Officer	2008	Chief Compliance Officer for the Calvert Funds. In March 2009, Ms. Becker also became Head of the Securities Operations Department for Calvert Investment Management, Inc.
SUSAN walker Bender, E sq. AGE: 52	Assistant Vice President & Assistant Secretary	2008	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Investments, Inc.
THOMAS DAILEY AGE: 47	Vice President	2010	Vice President of Calvert Investment Management, Inc.
IVY WAFFORD DUKE, Esq. AGE: 43	Assistant Vice President & Assistant Secretary	2008

Assistant Vice President, Assistant Secretary and Deputy General Counsel of Calvert Investments, Inc., and Chief Compliance Officer for Calvert Investment Management, Inc. and Calvert Investment Distributors, Inc.

patrick faul AGE: 46	Vice President	2010

Vice President of Calvert Investment Management, Inc. since 2008, and Head of Credit Research since 2009. Prior to 2009, Mr. Faul was Co-Head of Credit Research (2008) and a Senior Securities Analyst (prior to 2008).

TRACI L. GOLDT AGE: 37	Assistant Secretary	2008	Electronic Filing Manager and Executive Assistant to General Counsel, Calvert Investments, Inc.
HUI PING HO, CPA AGE: 46	Assistant Treasurer	2008	Tax Compliance Manager of Calvert Investments, Inc.
LANCELOT A. KING, Esq. AGE: 41	Assistant Vice President & Assistant Secretary	2008	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Investments, Inc.
edith lillie aGE: 54	Assistant Secretary	2008	Assistant Secretary (since 2007) and Regulatory Matters Manager of Calvert Investments, Inc.
JAMES McGLYNN, CFA AGE: 52	Vice President	2009

Senior Vice President of Calvert Investment Management, Inc. Prior to joining Calvert in 2008, Mr. McGlynn was Managing Director, Equities, at Summit Investment Partners, Inc. and lead portfolio manager of Summit’s large-cap value team.

AUGUSTO DIVO MACEDO, Esq. AGE: 48	Assistant Vice President & Assistant Secretary	2008	Assistant Vice President, Assistant Secretary, and Assistant Counsel Compliance of Calvert Investments, Inc.
JANE B. MAXWELL Esq. AGE: 59	Assistant Vice President & Assistant Secretary	2008	Assistant Vice President, Assistant Secretary & Assistant General Counsel of Calvert Investments, Inc.
ANDREW K. NIEBLER, Esq. AGE: 44	Assistant Vice President & Assistant Secretary	2008	Assistant Vice President, Assistant Secretary & Associate General Counsel of Calvert Investments, Inc.
CATHERINE P. ROY AGE: 55	Vice President	2008	Senior Vice President of Calvert Investment Management, Inc. and Chief Investment Officer – Fixed Income.
William M. Tartikoff, Esq. AGE: 64	Vice President & Secretary	2008	Senior Vice President, Secretary, and General Counsel of Calvert Investments, Inc.
NATALIE TRUNOW AGE: 43	Vice President	2008

Senior Vice President of Calvert Investment Management, Inc., and Chief Investment Officer - Equities. Prior to joining Calvert in August 2008, Ms. Trunow was the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management.

Ronald M. Wolfsheimer, CPA AGE: 59	Treasurer	2008	Executive Vice President and Chief Financial and Administrative Officer of Calvert Investments, Inc.
MICHAEL V. YUHAS JR., CPA AGE: 50	Fund Controller	2008	Vice President of Fund Administration of Calvert Investment Administrative Services, Inc.

The address of Trustees and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Ms. Krumsiek is an interested person of the Fund since she is an officer and director of the Fund’s advisor and certain affiliates.

Additional information about the Fund’s Trustees can be found in the Statement of Additional Information (SAI). You can get a free copy of the SAI at www.calvert.com, or by contacting your broker, or the Fund at 1-800-368-2745.

To Open an Account

800-368-2748

Yields and Prices

Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account

Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified or Overnight Mail

Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site

www.calvert.com

Principal Underwriter

Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

CALVERT	CALVERT’S	Equity Funds
LARGE CAP	FAMILY OF FUNDS	Enhanced Equity Portfolio
VALUE FUND		Equity Portfolio
	Tax-Exempt Money	Large Cap Value Fund
	Market Funds	Social Index Fund
	CTFR Money Market Portfolio	Capital Accumulation Fund
International Equity Fund
	Taxable Money Market	Small Cap Fund
	Funds	Global Alternative Energy Fund
	First Government Money Market	Global Water Fund
	Fund	International Opportunities Fund
	Money Market Portfolio	Equity Income Fund

	Municipal Funds	Balanced and Asset
	Tax-Free Bond Fund	Allocation Funds
Balanced Portfolio
	Taxable Bond Funds	Conservative Allocation Fund
	Bond Portfolio	Moderate Allocation Fund
	Income Fund	Aggressive Allocation Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
Government Fund
High-Yield Bond Fund

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745 or visit www. calvert.com.

Item 2.  Code of Ethics.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer and principal financial officer (also referred to as “principal accounting officer”).

(b) No information need be disclosed under this paragraph.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that M. Charito Kruvant, an "independent" Trustee serving on the registrant's audit committee, is an "audit committee financial expert," as defined in Item 3 of Form N-CSR.  Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

Services fees paid to auditing firm:

	Fiscal Year ended 9/30/10		Fiscal Year ended 9/30/11
	$	%*	$	% *

(a) Audit Fees	$16,005		$17,270
(b) Audit-Related Fees	$0	0%	$0	0%
(c) Tax Fees (tax return preparation for the registrant)	$2,998	0%	$2,820	0%
(d) All Other Fees	$0	0%	$0	0%

Total	$19,003	0%	$20,090	0%

* Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve)

(e)  Audit Committee pre-approval policies and procedures:

The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant’s investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.  In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors.  The Committee may delegate its authority to pre-approve certain matters to one or more of its members.  In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance.  In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment advisor in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:

Fiscal Year ended 9/30/10		Fiscal Year ended 9/30/11
$	%*	$	% *
$11,000	0%*	$42,500	0%*

* Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve)

(h) The registrant’s Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c) (7)(ii) of Rule 2-01 of Reg. S-X is compatible with maintaining the principal accountant’s independence and found that the provision of such services is compatible with maintaining the principal accountant’s independence.

.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)        This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)        Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since registrant last provided disclosure in response to this Item.

Item 11.  Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-

3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   A copy of the registrant’s Code of Ethics.

Attached hereto.

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)   Not applicable.

(b)        A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.  The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SAGE FUND

By:       /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            President -- Principal Executive Officer

Date: December 6, 2011

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            President -- Principal Executive Officer

Date: December 6, 2011

            /s/  Ronald M. Wolfsheimer

            Ronald M. Wolfsheimer

            Treasurer -- Principal Financial Officer

Date: December 6, 2011